Financial Instruments and Risk Management (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Asset Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options	$ 1,780	$ 1,509	$ 1,509	$ 1,675
Beginning balance realized during the period	(398)	(833)	(1,509)	(1,434)
Change in the fair value of beginning balance	(770)	(41)	0	(241)
Contracts purchased during the period	330	475	1,780	1,509
Ending balance of over-the-counter options	942	1,110	1,780	1,509
Liability Fair Value Measurement Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Beginning balance of over-the-counter options	118	29	29	844
Beginning balance realized during the period	0	(11)	(29)	(844)
Change in the fair value of beginning balance	(97)	(18)	0	0
Contracts purchased during the period	0	0	118	29
Ending balance of over-the-counter options	21	0	118	29
Derivative Instruments and Hedging Activities [Abstract]
Period over which partnership's outstanding commodity-related derivatives were scheduled to mature (in months)			15M
Weighted average maturity of outstanding commodity-related derivatives (in months)	5M		4M	3M
Credit Risk [Abstract]
Number of locations served by the Partnership			300
Number of states which the Partnership operates			30
Minimum concentration risk threshold accounted for by a single customer (in hundredths)			10.00%	10.00%	10.00%
Number of suppliers providing a concentration of propane supplies			3
Concentration percentage of propane supply provided by suppliers (in hundredths)			37.00%	38.00%	40.00%
Bank Debt and Senior Notes [Abstract]
Fair Value of Senior Notes	270,000		248,500
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	3,637		4,596	6,301
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	999		1,934	3,561
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	2,638		2,662	2,740
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	1,282		5,454	2,623
Fair value - liabilities	31		2,476	2,479
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	0		69	0
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities	31		2,407	641
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	1,083		3,710	2,601
Not Designated as Hedging Instrument [Member] | Commodity Options [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	0		612	0
Not Designated as Hedging Instrument [Member] | Commodity Futures [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value - liabilities			0	1,838
Not Designated as Hedging Instrument [Member] | Commodity Futures [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets	199		1,132	22
Not Designated as Hedging Instrument [Member] | Commodity Futures [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value - assets			$ 0	$ 0